Employee benefits and share-based payments	12 Months Ended
Jun. 30, 2022
29. Employee benefits and share-based payments

29. Employee benefits and share-based payments

Incentive Plan

The Group has an equity incentives plan (“Incentive Plan”), created in September 30, 2011, which is aimed at certain employees, directors and top management of the Company and Cresud (the “Participants”). Engagement was voluntary and by invitation of the Board of Directors.

Under the Incentive Plan, over the years 2011, 2012 and 2013, Participants will be entitled to receive shares ("Contributions") of the Company and Cresud based on a percentage of their annual bonus for the years 2011, 2012 and 2013, providing they remain as employees of the Company for at least five years, among other conditions required, to qualify for such Contributions. Contributions shall be held by the Company and Cresud, and as the conditions established by the Plan are verified, such contributions shall be transferred to the Participants. In spite of this, the economic rights of the shares in the portfolio assigned to said participants will be received by them.

Regarding the shares to be delivered by Cresud to the employees of the company, and for the shares to be delivered by IRSA to Cresud employees, the Group accounts the active or passive position measured at the closing date of the financial statements.

For the fiscal years ended June 30, 2021, the Group has incurred a charge related to the Incentive Plan of ARS 1.0.

Movements in the number of matching shares outstanding under the incentive plan corresponding to the Company´s contributions are as follows:

	June 30, 2022	June 30, 2021	June 30, 2020
At the beginning	2.1	2.4	2.8
Granted	-0.1	-0.3	-0.4
At the end	2	2.1	2.4

The fair value determined at the time of granting the plan after obtaining all the corresponding authorizations was ARS 25.3 per share of IRSA. This fair value was estimated by taking into account the market price of the shares of the Company on said date.

Defined contribution plan

The Group operates a defined contribution plan (the “Plan”) which covers certain selected managers. The Plan was effective as from January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary (“Base Contributions”) and up to 15% of their annual bonus (“Extraordinary Contributions”). Under the Plan, the Group matches employee contributions to the plan at a rate of 200% for Base Contributions and 300% for Extraordinary Contributions.

All contributions are invested in funds administered outside of the Group. Participants or their assignees, as the case may be, will have access to the 100% of the Company contributions under the following circumstances:

(i)	ordinary retirement in accordance with applicable labor regulations;
(ii)	total or permanent incapacity or disability;
(iii)	death.

In case of resignation or termination without fair cause, the manager will receive the Group’s contribution only if he or she has participated in the Plan for at least 5 years.

Contributions made by the Group under the Plan amount to ARS 101 and ARS 94 for the fiscal years ended June 30, 2022 and 2021, respectively.